Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2014
Domini Social Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI SOCIAL EQUITY FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-14 under the heading “How Sales Charges Are Calculated for Class A Shares” and in the Fund’s Statement of Additional Information (“SAI”) on page 34 under the heading “Additional Information Regarding Class A Sales Charges.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments with similar economic characteristics. The Fund may also invest in companies organized or traded outside the U.S. (or in equivalent shares such as ADRs). Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see “Socially Responsible Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses a proprietary quantitative model to select investments from among those which Domini has notified the subadviser are eligible for investment.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Foreign Investing Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards, which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets, or adverse investor sentiment. When market prices fall, the value of your investment will go down. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities, and unprecedented volatility in the markets. Government and non-governmental issuers have defaulted on, or been forced to restructure their debts, and many other issuers have faced difficulties in obtaining credit. These market conditions may continue to worsen or spread, including in the U.S., Europe, and beyond. Further defaults or restructurings of their debt by governments and others could have additional adverse effects on economies, financial markets, and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility, and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
  Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Sector Concentration Risk. The Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to the risks particular to that sector than a fund without the same focus.
  Socially Responsible Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.
		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class A, Institutional, and Class R shares reflect the performance of the Investor shares. Class A shares and Institutional shares commenced operations on November 28, 2008. Class R shares commenced operations on November 28, 2003. These returns have not been adjusted to take into account the lower expenses applicable to Class A, Institutional, and Class R shares, but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance or by calling 1-800-582-6757.

		The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: 20.58% (quarter ended 6/30/09) and –24.04% (quarter ended 12/31/08). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/14, were 10.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2013 (with maximum sales charge for Class A shares)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini Social Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
2004	rr_AnnualReturn2004	9.26%
2005	rr_AnnualReturn2005	2.03%
2006	rr_AnnualReturn2006	12.58%
2007	rr_AnnualReturn2007	1.46%
2008	rr_AnnualReturn2008	(37.88%)
2009	rr_AnnualReturn2009	35.56%
2010	rr_AnnualReturn2010	13.69%
2011	rr_AnnualReturn2011	0.74%
2012	rr_AnnualReturn2012	11.33%
2013	rr_AnnualReturn2013	32.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
1 Year	rr_AverageAnnualReturnYear01	32.85%
5 Years	rr_AverageAnnualReturnYear05	18.09%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Domini Social Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.54%
Total other expenses	rr_OtherExpensesOverAssets	0.99%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	590
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,193
1 Year	rr_ExpenseExampleNoRedemptionYear01	590
3 Years	rr_ExpenseExampleNoRedemptionYear03	905
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,193
1 Year	rr_AverageAnnualReturnYear01	26.61%
5 Years	rr_AverageAnnualReturnYear05	17.01%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Domini Social Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	1,001
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	258
5 Years	rr_ExpenseExampleNoRedemptionYear05	449
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,001
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	18.63%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Domini Social Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
1 Year	rr_AverageAnnualReturnYear01	33.30%
5 Years	rr_AverageAnnualReturnYear05	18.55%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Domini Social Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.65%
5 Years	rr_AverageAnnualReturnYear05	17.97%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Domini Social Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.72%
5 Years	rr_AverageAnnualReturnYear05	14.72%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Domini Social Equity Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.40%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.25%, 1.18%, 0.80%, and 0.90%, respectively. The agreement expires on November 30, 2015, absent an earlier modification by the Fund's Board.